Note 11 - Commitments and Contingencies (Details) - USD ($)			9 Months Ended	12 Months Ended
	Dec. 06, 2018	Dec. 01, 2018	Dec. 31, 2018	Mar. 31, 2018
Share Price			$ 0.01	$ 0.20
LSU AgCenter | Annual Research Investments
Other Commitment			$ 500,000	$ 500,000
Research and Development Expense			1,500,000	500,000
LSU AgCenter | Minimum Financial Contribution
Other Commitment			$ 3,400,000	$ 3,400,000
Gross receipts, commission			10.00%	10.00%
EMLL Group, LLC
Warrant purchase for business advisory and consulting services		8,000,000
Share Price		$ 0.1125
Value of warrants		$ 969,197
SylvaCap Media
Warrant purchase for business advisory and consulting services	2,000,000
Share Price	$ 0.1125
Value of warrants	$ 244,000
Stock Issued During Period, Shares, Restricted Stock	4,000,000
Restricted common stock description	In connection with the agreement, the Company will also pay a $10,000 monthly fee for 12 months and issue 4 million restricted shares of the Company’s common stock. 2 million shares were due on the date of the contract and have been issued to the consultant. The remaining 2 million shares will be issued on June 6, 2018.